Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income taxes

Note 17 – Income taxes

For financial reporting purposes, income before taxes includes the following components for the years ended December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
Domestic	$(202,589)	$(34,394)
Foreign	(23,840)	(27,803)
Total	$(226,429)	$(62,197)

Provision for income taxes for the years ended December 31, 2022 and 2021 consisted of the following:

	Year ended December 31,
	2022	2021
Current:
Federal	$136,323	$123,679
State	40,168	39,377
Foreign	(304)	(21)
Total current	$176,187	$163,035

Deferred:
Federal	(37,693)	(6,795)
State	14,395	(694)
Foreign	(2,387)	(3,101)
Total deferred	$(25,685)	$(10,590)

The Company’s provision for income taxes differs from applying the statutory tax rate to income before taxes primarily due to state income taxes, certain stock compensation, and miscellaneous permanent differences, mainly expenses subject to Section 280E disallowance.

A reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2022		2021
Loss before provision for income taxes	$(226,429)		$(62,197)
Tax using the Company's domestic tax rate	(33,964)	15%	$(7,883)	15%
Effect of tax rates in foreign jurisdictions	(18,685)	8%	(3,097)	6%
Tax effect of:
State taxes, net of federal benefit	54,516	(24)%	38,677	(74)%
Share-based compensation	(7,093)	3%	(6,612)	13%
Non-deductable expenses	93,548	(41)%	68,640	(131)%
Increase in Uncertain tax positions	11,157	(5)%	9,905	(19)%
Increase in valuation allowance	41,345	(18)%	51,805	(99)%
Other	9,678	(4)%	1,010	(2)%
Income tax expense	$150,502	(66)%	$152,445	(290)%

The Company operates in the legal cannabis industry, but is subject to Section 280E of the Internal Revenue Code (“IRC”). Section 280E prohibits businesses engaged in the trafficking of controlled substances (within the meaning of Schedule I and II of the Controlled Substance Act) from deducting normal business expenses associated with the sale of cannabis, such as payroll and rent, from gross income (revenue less cost of goods sold). The application of Section 280E has a significant impact on the retail side of cannabis, but a lesser impact on cultivation and manufacturing operations. Section 280E was originally intended to penalize criminal market operators, but because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the Internal Revenue Service (“IRS”) has subsequently applied Section 280E to state-legal cannabis businesses. The effective tax rate on a cannabis business depends on how large its ratio of non-deductible expenses is to its gross income. In states the Company operates in that align their tax codes with Section 280E, it is also unable to deduct normal business expenses for state tax purposes. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable and a higher effective tax rate than most industries. The non-deductible expenses shown in the effective tax rate reconciliation above is comprised primarily of the impact of applying Section 280E to the Company’s businesses that are involved in selling cannabis, along with other typical non-deductible expenses such as those associated with lobbying.

The IRS has invoked Section 280E in tax audits against various state-legal cannabis businesses in the U.S. Although the IRS has issued a clarification allowing the deduction of certain expenses, the scope of this allowance is interpreted very narrowly, resulting in the non-deductibility of certain operating and general administrative costs. While there are currently several pending cases before various administrative and federal courts challenging these restrictions, there is no guarantee that these courts will issue an interpretation of Section 280E favorable to the cannabis industry.

The components of deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$161,557	$123,828
163j Interest Carryovers	41,596	23,553
Stock compensation	12,906	11,842
Accrued and prepaid expenses	2,792	336
Inventory	1,990	2,306
Other	117	213
Total Deferred tax assets	220,958	162,078

Deferred tax liabilities:
Depreciation and amortization	(315,950)	(285,174)
Total Deferred tax liabilities	(315,950)	(285,174)

Valulation allowance	(212,600)	(145,954)

Net deferred tax liabilities	$(307,592)	$(269,050)

The measurement of deferred tax assets is reduced through a valuation allowance, if necessary, by the amount of any tax benefits that, based on available evidence, are more likely than not expected to be unrealized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed at each reporting period based on a more likely than not realization threshold. This assessment considers, among other matters, the nature frequency and severity of current and cumulative losses, forecasts of future profitability, and the duration of statutory carryforward periods. Beginning with the tax year ending December 31, 2022 the Company will file a consolidated federal and applicable state income tax returns for all entitles eligible for inclusion. As of December 31, 2022, the Company performed the assessment as to whether a valuation allowance is required on certain of its deferred tax assets on a consolidated basis for the consolidated group and separately for non-included entities. The Company determined that a valuation allowance will be required for certain of its federal, state, France, United Kingdom and Germany operations.

At December 31, 2022 and 2021, the Company had Federal and State tax loss carryforwards of $542.4 million and $545.7 million, respectively, which begin to expire between 2023 through 2042 and 2022 through 2041, respectively. At December 31, 2022 and 2021 the Company had foreign tax loss carryforwards of $0.7 million and $2.2 million, which begin to expire between 2026 and 2034. At December 31, 2022 and 2021, the Company had federal and state tax loss carryforward of $517.7 million and $361.4 million, respectively, which will never expire. At December 31, 2022 and 2021, the Company had foreign tax loss carryforwards of $80.3 million and $46.9 million, which will never expire.

Undistributed earnings of subsidiaries are accounted for as a temporary difference, except that deferred tax liabilities are not recorded for undistributed earnings of foreign subsidiaries that are deemed to be indefinitely reinvested in foreign jurisdictions. The Company considers the earnings and profits of its foreign subsidiaries to be indefinitely reinvested.

Under IRC 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. The Company has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Company became a “loss corporation” as defined in Section 382. Future changes in the Company’s share ownership, which may be outside of the Company’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability for the Company.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits are as follows:

	As of December 31,
	2022	2021
Balance at beginning of the year	$38,099	$32,250
Additions based on tax positions related to the current year	7,386	5,722
Additions for tax positions of prior years	7	1,431
Additions based on acquisitions	30,122	-
Lapse of statute	(4,726)	(1,304)
Balance at the end of the year	$70,888	$38,099

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations for federal, state, and foreign jurisdictions in which the Company operates. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the Financial Statements.

As of December 31, 2022 and 2021, the Company recorded $70.9 million and $38.1 million, respectively, of unrecognized tax benefits in other long-term liabilities. As of December 31, 2022 and 2021, $25.4 million and $2.5 million, respectively, of these unrecognized tax benefits were recorded in acquisitions and are subject to indemnifications and the Company has collateral or other deferred consideration to cover any potential liability, therefore, a long-term tax receivable is also recorded in the Consolidated Financial Statements. The Company expects there is a reasonable possibility that unrecognized tax benefits in the range of $20.9 million to $31.2 million will change within 12 months due to lapses of statutes and possible settlements of IRS examinations. Included in the balances of unrecognized tax benefits as of December 31, 2022 and 2021 is $45.5 million and $35.6 million, respectively, of unrecognized tax benefits that, if recognized, would impact the effective tax rate.

The Company recognizes interest and penalties, if any, related to unrecognized tax positions in the provision for income taxes or in long-term tax receivable if associated with the acquisitions mentioned above. As of December 31, 2022 and 2021, the Company accrued interest and penalties of $2.2 million and $2.4 million, respectively, for its uncertain tax positions as a component of income tax expense. As of December 31, 2022, the Company also had accrued interest and penalties of $19.6 million for its uncertain tax positions as a component of long-term tax receivable.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, and foreign jurisdictions, where applicable. The Company is currently under IRS examination for the tax years 2016, 2017, and 2018, and the Company’s subsidiary, Curaleaf Northshore, Inc. (formerly known as Alternative Therapies Group, Inc.) is in Tax Court related to an IRS examination for 2018. In the above referenced IRS examination for the tax years 2016, 2017 and 2018, the IRS proposed adjustments relating to the Company’s treatment of certain expenses under Section 280E, however, the Company is defending its tax reporting before the IRS. The outcome of this audit remains unclear at this point. The Company also intends to litigate any further such challenges because it currently believes all of its other tax positions can be sustained under an IRS examination. The ultimate resolution of tax matters could have a material effect on the Company’s financial statements. As the IRS interpretations on Section 280E continue to evolve, the impact of any such challenges cannot be reliably estimated. The Company’s tax years are still open under statute from December 31, 2016, to the present.